OTHER LIABILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfOtherLiabilitiesLineItems [Line Items]
Other current liabilities	$ 121.5	$ 132.1
Personnel payables
DisclosureOfOtherLiabilitiesLineItems [Line Items]
Other current liabilities	42.1	38.8
Other service related vendors
DisclosureOfOtherLiabilitiesLineItems [Line Items]
Other current liabilities	15.6	23.3
Concession fee payables
DisclosureOfOtherLiabilitiesLineItems [Line Items]
Other current liabilities	15.1	12.8
Payables for capital expenditure
DisclosureOfOtherLiabilitiesLineItems [Line Items]
Other current liabilities	13.6	11.1
Sales tax and other tax liabilities
DisclosureOfOtherLiabilitiesLineItems [Line Items]
Other current liabilities	11.2	11.9
Insurances
DisclosureOfOtherLiabilitiesLineItems [Line Items]
Other current liabilities	4.3	3.8
Accrued Liabilities
DisclosureOfOtherLiabilitiesLineItems [Line Items]
Other current liabilities	3.4	16.5
Accrual for lease expenses
DisclosureOfOtherLiabilitiesLineItems [Line Items]
Other current liabilities	3.2	2.0
Legal fees
DisclosureOfOtherLiabilitiesLineItems [Line Items]
Other current liabilities	2.3	0.0
Payables to NCI's
DisclosureOfOtherLiabilitiesLineItems [Line Items]
Other current liabilities	0.9	0.8
Other payables
DisclosureOfOtherLiabilitiesLineItems [Line Items]
Other current liabilities	$ 9.8	$ 11.1